Cover	Aug. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2026
Entity File Number	001-41452
Entity Registrant Name	Greenwave Technology Solutions, Inc.
Entity Central Index Key	0001589149
Entity Tax Identification Number	46-2612944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4016 Raintree Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Chesapeake
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23321
City Area Code	(800)
Local Phone Number	490-5020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	GWAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false